Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Adviser Funds
Document Type	497
Document Period End Date	Oct. 31, 2018
Amendment Flag	false
Central Index Key	0000910682
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
Delaware Diversified Income Fund | Class A
Risk/Return:
Trading Symbol	DPDFX
Delaware Diversified Income Fund | Class C
Risk/Return:
Trading Symbol	DPCFX
Delaware Diversified Income Fund | Class R
Risk/Return:
Trading Symbol	DPRFX
Delaware Diversified Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DPFFX
Delaware Diversified Income Fund | Class R6
Risk/Return:
Trading Symbol	DPZRX